Prudential Investments LLC

100 Mulberry Street

Gateway Center Three

Newark, New Jersey 07102-3777

May 1, 2013

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE: The Prudential Variable Contract Account-2

Registration numbers 2-28316 and 811-01612

Dear Sir/Madam:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 70 to the Fund's registration statement. This Post-Effective Amendment was filed electronically via EDGAR on April 15, 2013.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President & Corporate Counsel